Frederic Dorwart, Lawyers

Old City Hall

124 E. Fourth Street

Tulsa, Oklahoma 74103

WRITER’S DIRECT DIAL NUMBER (918) 583-9928

October 5, 2018

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Cavanal Hill Funds (Registration Nos. 033-35190 and 811-6114)

Ladies and Gentlemen:

On behalf of Cavanal Hill Funds, accompanying this letter for filing under Rule 485(a) of the Securities Act of 1933, as amended, is the following:

Post-effective Amendment dated October 5, 2018 to the Cavanal Hill Funds Registration Statement regarding the following Fund Series:

Money Market Funds
- U.S. Treasury Fund
- Government Securities Money Market Fund
Bond Funds
- Limited Duration Fund
- Moderate Duration Fund
- Bond Fund
- Strategic Enhanced Yield Fund
- Ultra Short Tax-Free Income Fund
Equity Funds
- Active Core Fund
- Mid Cap Core Equity Fund - Opportunistic Fund
- World Energy Fund

Please call me at (918) 583-9928 if you have any questions regarding this filing.

Sincerely,

/s/ Amy E. Newsome

Amy E. Newsome